Basis of preparation and accounting policies - Effect of adoption of IFRS 16 and reconciliation of lease liability and lease commitments (Details) - USD ($) $ in Millions		Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Disclosure of initial application of standards or interpretations [line items]
Weighted-average rate (as a percent)				3.40%
Liabilities
Operational borrowings (lease liability)	[1],[2]	$ 2,645
Accruals, deferred income and other liabilities (Accrued lease payment balance under IAS 17)		$ (14,488)	[2]	$ (13,338)
UK & Europe Discontinued Operations (M&G Prudential)
Liabilities
Accruals, deferred income and other liabilities (Accrued lease payment balance under IAS 17)				(6,083)
Total operating lease commitments as at 31 December 2018 disclosed in the 2018 Annual Report				76
Continuing and discontinued operations
Liabilities
Operational borrowings (lease liability)	[1],[2],[3]			6,289	$ 7,450
Accruals, deferred income and other liabilities (Accrued lease payment balance under IAS 17)	[2],[3]			(19,421)	$ (19,190)
Effect of IFRS 16
Assets
Right-of-use assets				527
Liabilities
Operational borrowings (lease liability)				541
Accruals, deferred income and other liabilities (Accrued lease payment balance under IAS 17)				(14)
Total liabilities				527
Effect of IFRS 16 | Property, plants and equipment
Assets
Right-of-use assets				527
Effect of IFRS 16 | UK & Europe Discontinued Operations (M&G Prudential)
Assets
Right-of-use assets				368
Liabilities
Operational borrowings (lease liability)				414
Accruals, deferred income and other liabilities (Accrued lease payment balance under IAS 17)				(46)
Total liabilities				368
Effect of IFRS 16 | UK & Europe Discontinued Operations (M&G Prudential) | Property, plants and equipment
Assets
Right-of-use assets				368
Effect of IFRS 16 | Continuing and discontinued operations
Assets
Right-of-use assets				895
Liabilities
Operational borrowings (lease liability)				955
Accruals, deferred income and other liabilities (Accrued lease payment balance under IAS 17)				(60)
Total liabilities				895
IFRS 16 operating lease liability shown in the table above				955
Add back impact of discounting				210
IFRS 16 operating lease liability undiscounted				1,165
Difference in lease rental payments due to probable renewals or early termination decisions reflected above				(48)
Other				(6)
Total operating lease commitments as at 31 December 2018 disclosed in the 2018 Annual Report				1,111
Effect of IFRS 16 | Continuing and discontinued operations | Property, plants and equipment
Assets
Right-of-use assets				$ 895

[1]	As at 1 January 2019, the Group applied IFRS 16 ‘Leases’, using the modified retrospective approach. Under this approach, comparative information is not restated. The application of the standard has resulted in the recognition of an additional lease liability and a corresponding ‘right-of-use’ asset of a similar amount as at 1 January 2019. See note A3 and note C13 for further details.
[2]	The Group has adopted a change in its presentation currency from pounds sterling to US dollars at 31 December 2019 as described in note A1. Accordingly, the 31 December 2018 and 1 January 2018 comparative statements of financial position and the 2018 related notes have been re-presented retrospectively from the previously published results. As a result of this change, the statement of financial position as at 1 January 2018 has been re-presented in accordance with IAS 1
[3]	The 31 December 2018 and 1 January 2018 comparative statements of financial position included discontinued UK and Europe operations